Exhibit 99.9

JPM Loan ID	TRID Flag	Data Field	Tape Data	IB Review Value	Discrepancy Comments
110858229	Non-TRID	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 2).
110858229	Non-TRID	Occupancy	Owner Occupied	Second Home	Second Home per 1008 (pg 37).
110858229	Non-TRID	Total Debt To Income Ratio	41.700000	26.890001
Lender DTI of 25.57% per 1008 (pg 37). Review DTI of 26.89%. Variance due differences in 1120S income and net rental income calculations. Review DTI of 26.89% remains within lender DTI guidelines of 43%. Source of tape value is unknown.

110858229	Non-TRID	Representative Credit Score	798.0	787.0	Borrower score of 798, Coborrower score of 787-per credit report (pg 54).
300007930	Non-TRID	Total Debt To Income Ratio	23.160000	28.740002	Approval DTI of 28.28% (per 1008 page 340). Review DTI of 28.74%. Non material variance.
300021799	Non-TRID	Occupancy	Owner Occupied	Second Home	Occupancy per 1008 pg 297 and Deed pg 75. Tape value is not correct per file review.
300021799	Non-TRID	Total Debt To Income Ratio	33.210000	24.060001	Lender DTI per 1008 pg 297 is 24.055. Variance from lender DTI is due to lender did not include HOA fees in PITIA. Source of tape value is not known.
300038415	Non-TRID	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisal pg 3/455.
300038415	Non-TRID	Total Debt To Income Ratio	30.35	39.30	39.308 Lender DTI per final 1008 pg 96.
300038415	Non-TRID	Appraised Value	660000.0	710000.0	$660,000 is purchase price, $710,000 is appraised value.
300044290	Non-TRID	Property Type	Single Family - Detached	PUD - Detached	Property type per the appraisal on pg 1. Source of tape unknown.
300044290	Non-TRID	Total Debt To Income Ratio	31.760000	35.260002	Approval DTI 35.326%/Review DTI 35.26%, Non material variance. Source of tape unknown.
300044290	Non-TRID	Appraised Value	1111000.0	1125000.0	Appraisal value per the appraisal on pg 1.
300014071	Non-TRID	Property Type	Single Family - Detached	PUD - Detached	Property type per the appraisal on pg 2
300014071	Non-TRID	Original Note Balance	484000.0	483250.0	Note balance per the note on pg 30.
300014071	Non-TRID	Original Loan to Value	0.6050	0.6235	LTV pf 62.35% per file review. Source of tape value is not known.
300014071	Non-TRID	Original Combined Loan to Value	0.6873	0.7500	CLTV 75% per file review, including subordinated HELOC of $98,000. Source of tape value is not known.
300014071	Non-TRID	Appraised Value	800000.0	775000.0	Appraised value per the appraisal on pg 2. Source of tape value is not known.
300034355	Non-TRID	Total Debt To Income Ratio	32.720000	40.149998	Approval DTI of 42.515% per 1008 (pg 20). Review DTI of 40.15%. Variance due to lender using higher REO expenses on primary residence and Hawaii property than documented in the file.
300034355	Non-TRID	Representative Credit Score	812.0	811.0	811 is score of borrower. 815 is score of coborrower. Tape value of 812 is not sourced.
300064688	Non-TRID	Property Type	Single Family - Detached	PUD - Detached	Property type per Appraisal, pg 2. Tape value is not correct.
300064688	Non-TRID	Original Note Balance	462500.0	428000.0	Balance per Note, pg 308. Source of tape value is unknown.
300064688	Non-TRID	Original Loan to Value	0.7974	0.8000	LTV is 80% based on loan amount/value. Variance due to rounding.
300064688	Non-TRID	Original Combined Loan to Value	0.7974	0.8000	CLTV is 80% based on loan amount/value. Variance due to rounding.
300064688	Non-TRID	Total Debt To Income Ratio	8.930000	15.309999	Per 1008, backend DTI is 15.34%, review DTI is 15.30%, no material difference.
300064688	Non-TRID	Appraised Value	580000.0	535000.0	Value per appraisal, pg 2. Source of tape value is not known.
300041946	Non-TRID	Original Note Balance	618000.0	625600.0	Note amount of $625,600 per Note (pg 408). Source of tape value of $618K is unknown.
300041946	Non-TRID	Original Loan to Value	0.7270	0.8000	LTV confirmed per file review. Based on appraisal value of $782,000. Source of tape value of 72.70% is unknown.
300041946	Non-TRID	Original Combined Loan to Value	0.7270	0.8000	CLTV confirmed per file review. Based on appraisal value of $782,000. Source of tape value of 72.70% is unknown.
300041946	Non-TRID	Total Debt To Income Ratio	33.97	39.36
Approval DTI is 41.69% based on the final DTI reflected on page one of the lender approval provided via stip clearing process which matches to the income and debt worksheet in file (pg. 267). Review DTI of 39.36%. Tape value of 33.97% cannot be sourced. Variance between review and approval is based on lender using a $1160 higher income average then review. Review used a slightly lower taxes and insurance payment then the lender used.  Review confirmed T&I from file documentation.

300041946	Non-TRID	Representative Credit Score	751.0	741.0	Coborrower qualifying score of 741. Borrower qualifying score of 806. Tape score of 751 is coborrowers highest score.
300041946	Non-TRID	Appraised Value	850000.0	782000.0	Initial appraisal value of $765,000 (pg 3). Appraisal value after appeal of $782,000 (pg 38). Source of tape value of $850,000 is not known.
300078685	TRID	Property Type	PUD - Detached	Single Family - Detached	SFD per appraisal (pg 2).
300078685	TRID	Original Note Balance	617700.0	614500.0	Note amount confirmed per Note (pg 344).
300078685	TRID	Original Loan to Value	0.7487	0.7494	74.94% LTV confirmed per file review.
300078685	TRID	Original Combined Loan to Value	0.7487	0.7494	74.94% CLTV confirmed per file review.
300078685	TRID	Appraised Value	825000.0	820000.0	Value of $820,000 per appraisal (pg 2).
300078684	TRID	Original Loan to Value	0.7404	0.7048	70.48% LTV confirmed per file review.
300078684	TRID	Original Combined Loan to Value	0.7404	0.7048	70.48% CLTV confirmed per file review.
300078684	TRID	Appraised Value	1285000.0	1350000.0	Value of $1,350,000 per appraisal (pg 2).
300115782	TRID	Original Note Balance	1050000.0	1026000.0	Note amount of $1,026,000 confirmed per Note (pg 1).
300115782	TRID	Original Loan to Value	0.4375	0.4937	LTV of 47.72% based on appraisal value of $2,150,000. Final LTV review is not complete pending verification of construction costs. Source of tape value is unknown.
300115782	TRID	Original Combined Loan to Value	0.4375	0.4937	CLTV of 47.72% based on appraisal value of $2,150,000. Final CLTV review is not complete pending verification of construction costs. Source of tape value is unknown.
300115782	TRID	Total Debt To Income Ratio	29.870000	41.780003	Approval DTI: 41.777% per 1008 (pg 571). Review DTI of 41.78%. No material variance. Source of tape value is not known.
300115782	TRID	Appraised Value	2400000.0	2078000.0	Value of $2,150,100 confirmed per appraisal (pg 184). Source of tape value is not known.
300112441	TRID	Representative Credit Score	739.0	733.0	733 is mid COB score, 739 is Primary borrower score.
300097662	TRID	Original Combined Loan to Value	0.5812	0.8000
80% CLTV confirmed using first mortgage loan of $930,000, second mortgage loan of $350,000 and appraised value of $1,600,000. Tape value of 58.12% is incorrect as it only reflects the 1st mortgage LTV.

300117213	TRID	Property Type	Single Family - Detached	PUD - Detached	Per appraisal pg 358.
300117213	TRID	Original Note Balance	700000.0	695000.0	Missing Note.
300117213	TRID	Original Loan to Value	0.5490	0.5451	Missing Note.
300117213	TRID	Original Combined Loan to Value	0.5490	0.5451	Missing Note.
300117213	TRID	Total Debt To Income Ratio	35.00	17.74	Missing Note, PITI not correct.
300117213	TRID	Representative Credit Score	746.0	740.0	Per credit report pg 918.
300116705	TRID	Property Type	Single Family - Detached	PUD - Detached	Property type per the appraisal pg 124.Tape: Unknown
300116705	TRID	Original Note Balance	505000.0	505500.0	Note balance per the note on pg 1.
300116705	TRID	Loan Purpose	Rate and Term Refinance	Cash Out Refinance	Purpose per CD pg 7. Tape: Unknown
300116705	TRID	Original Loan to Value	0.3884	0.4044	LTV of 40.44% confirmed per review. Source of tape value is unknown.
300116705	TRID	Original Combined Loan to Value	0.3884	0.4044	CLTV of 40.44% confirmed per review. Source of tape value is unknown.
300116705	TRID	Total Debt To Income Ratio	9.00	25.94	Approval DTI of 25.944% per signed 1008 provided via Stip. Review DTI of 25.94%. No variance. Source of tape value of 9% is unknown.
300116705	TRID	Appraised Value	1300000.0	1250000.0	Appraised value per appraisal pg 124. Tape: Unknown
300140962	TRID	Total Debt To Income Ratio	22.000000	28.240002
Approval DTI: 28.196% per 1008 (pg 278)/Review DTI: 28.24%, variance is within 2% tolerance. Difference is due to calculated commission income and 1040 Losses. Additionally, lender appears to have included the mortgage payment on departing residence in both the liabilities and reo calculations (pg 260). Source of tape unknown.

300131082	TRID	Property Type	Single Family - Detached	PUD - Detached	Subject property per revised appraisal is a Detached PUD. Tape reflects Detached Single family. Appraisal confirms the subject has annual HOA dues, thus is a PUD.
300131082	TRID	Loan Purpose	Purchase	Rate and Term Refinance	Entered Value captured from the 1003 (pg 5)
300131082	TRID	Original Loan to Value	0.7352	0.7353	Entered Value is based on the loan amount of $500,000 and appraised value of $680,000.
300131082	TRID	Original Combined Loan to Value	0.7352	0.7353	Entered Value is based on the loan amount of $500,000 and appraised value of $680,000.
300131082	TRID	Total Debt To Income Ratio	25.51	17.02
Approval DTI: 16.91 per 1008 (pg 24, 799-FINAL)/Review DTI: 17.02% (Program Maximum 43%), no material variance, however difference is due to lender not including the monthly $25 HOA dues in the qualifying DTI.

300133051	TRID	Representative Credit Score	747.0	738.0	Credit score per credit report pg 14.
300166858	TRID	Appraised Value	760000.0	780000.0	Appraised value per appraisal pg 253.
300154266	TRID	Property Type	Single Family - Detached	PUD - Detached	Property type per appraisal on pg 492.
300154266	TRID	Appraised Value	677500.0	680000.0	Appraised value per appraisal on pg 492.
300159076	TRID	Total Debt To Income Ratio	25.00	35.72	Approval DTI of 35.724% per 1008 (pg 206). Review DTI of 35.72%. No variance. Source of tape value unknown.
300159076	TRID	Appraised Value	920000.0	925000.0	Value of $925,000 per appraisal (pg 1527).
300156639	TRID	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 4).
300156639	TRID	Total Debt To Income Ratio	20.570000	28.380001	Approval DTI of 28.495% per 1008 (pg 247). Review DTI of 28.38%. No material variance. Source of tape value is unknown.
300158459	TRID	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 5).
300157214	TRID	Original Combined Loan to Value	0.7660	0.7777	77.77% CLTV per file review. No approval provided to confirm.
300157214	TRID	Total Debt To Income Ratio	28.92	32.87	Tape Value source is unknown. Approved DTI 32.874% per 1008 (APRV 0001 Stip 6/14) / Review DTI 32.87%, no variance.
300157214	TRID	Representative Credit Score	780.0	777.0	Credit score per credit report pg 200.
300177174	TRID	Total Debt To Income Ratio	26.94	38.88	Tape Value source is unknown. Approval DTI 38.875% per 1008 (pg 597, 599, 605) / Review DTI 38.88% (QM Maximum 43%), non-material variance due to rounding.
300125032	TRID	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal (pg 643)
300125032	TRID	Loan Purpose	Rate and Term Refinance	Construction to Permanent	Borrower is obtaining permanent financing on newly constructed residence.
300159091	TRID	Original Note Balance	670000.0	665250.0	Entered Value captured from Note (Use Bookmark 1 of 609)
300159091	TRID	Original Loan to Value	0.6907	0.7500	Entered Value is based on the Ln Amt $665,250 and Appraised Value $887,000
300159091	TRID	Original Combined Loan to Value	0.6907	0.7500	Entered Value is based on the Ln Amt $665,250 and Appraised Value $887,000
300159091	TRID	Appraised Value	970000.0	887000.0	Tape Value is the Purchase Price. Entered Value is the Appraisal Value.
300175137	TRID	Occupancy	Owner Occupied	Second Home	Second Home confirmed per file review.
300175137	TRID	Total Debt To Income Ratio	34.99	41.08	Approval DTI of 41.27% per 1008 (pg 3). Review DTI of 41.08%. No material variance. Source of tape value is unknown.
300175137	TRID	Representative Credit Score	813.0	802.0	802/808 qualifying credit scores per credit report. Source of tape value is unknown.
300175137	TRID	Appraised Value	760000.0	660000.0	Value of $660,000 per appraisal (pg 454). Source of tape value is unknown.
300175015	TRID	Appraised Value	650000.0	665000.0	Entered Value captured from Appraisal (stip 6/27/16 for APPR 0001)
300173394	TRID	Original Loan to Value	0.6803	0.6804	LTV of 68.04% confirmed per file review.
300173394	TRID	Original Combined Loan to Value	0.6803	0.6804	CLTV of 68.04% confirmed per file review.
300173394	TRID	Total Debt To Income Ratio	15.770000	35.280003	Approval DTI of 35.276% per 1008 (pg 2). Review DTI of 35.28%. No material difference.
300173394	TRID	Representative Credit Score	794.0	796.0	796/796 qualifying credit scores per credit report (pg 11).
300065686	Non-TRID	Total Debt To Income Ratio	14.24	23.67	Approval DTI is 23.751%, review DTI is 23.67%, no material difference. Source of the tape value of 14.24% is unknown.
300065686	Non-TRID	Representative Credit Score	791.0	798.0	Borrower mid score per credit report is 798, pg 246. Tape score of 791 is the borrowers lowest reported score.
300106417	TRID	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 176).
300106417	TRID	Loan Purpose	Rate and Term Refinance	Cash Out Refinance	Subject approved as Rate Term, however borrower received over $9000 Cash Out. Revised approval documents provided by lender. Actual Loan Purpose is Cash Out.
300106417	TRID	Original Loan to Value	0.4580	0.5469	56.69% LTV confirmed per file review.
300106417	TRID	Original Combined Loan to Value	0.4580	0.5469	56.69% CLTV confirmed per file review.
300106417	TRID	Total Debt To Income Ratio	11.67	14.81	Approval DTI of 14.866% per 1008 (pg 148). Review DTI of 14.81%. No material variance.
300133056	TRID	Total Debt To Income Ratio	27.570000	41.710003
Approval DTI of 35.86%. Review DTI 41.71%. Variance due to lender income for coborrower and net rental loss were different from the review. DTI remains under 43% maximum allowed. Source of tape value is not known.

300133056	TRID	Representative Credit Score	777.0	787.0	Tape score is 777 which is that of co-borrower. 787 is that of borrower. Co-borrower is primary wage earner.
300152240	TRID	Amortization Type	Unspecified	Fixed Rate	Entered Value captured from the Note (pg 1)
300152240	TRID	Total Debt To Income Ratio	24.11	33.16	Approval DTI: 33.163% per 1008 (pg 158)/Review DTI: 33.16%, no variance. Program Maximum 43%.
300006238	Non-TRID	Original Loan to Value	0.7777	0.7500	LTV is 75% based on appraisal value. Source of tape value of 77.77% is not known.
300006238	Non-TRID	Original Combined Loan to Value	0.7777	0.7500	CLTV is 75% based on appraisal value. Source of tape value of 77.77% is not known.
300006238	Non-TRID	Representative Credit Score	785.0	788.0	788 qualifying score per credit report dated 4/21/2015. Tape value from credit report dated 1/26/2015. No material variance.
300006238	Non-TRID	Appraised Value	900000.0	845000.0	Value Per appraisal, pg 893. Source of tape value of $900,000 is not known.
110805931	Non-TRID	Original Note Balance	727943.0	722300.0	Note amount per Note (pg 487).
110805931	Non-TRID	Sales Price	909929.0	902929.0	Verified per sales contract.
110805931	Non-TRID	Total Debt To Income Ratio	26.320000	36.989998	39.27% per 1008 (pg 386). Review DTI: 36.99%. Difference due to lender using higher tax and insurance impounds in PITI calculation. Tape value could not be sourced.
110805931	Non-TRID	Appraised Value	909929.0	910000.0	Value per appraisal (pg 18)
300005607	Non-TRID	Loan Purpose	Construction to Permanent	Cash Out Refinance	Loan purpose per the 1008 on pg 616.
300005607	Non-TRID	Total Debt To Income Ratio	21.00	21.92	no material difference.
300005648	Non-TRID	Total Debt To Income Ratio	23.000000	20.640001	no material difference
300005617	Non-TRID	Total Debt To Income Ratio	30.00	31.11
Approval DTI 30.54%, calculated DTI 31.11%: Variance due to Lender calculated 35 month average for bonus income. Per VOE dated 12/12/2014 (pg 905) YTD and prior 2 years reflect $xxxx, $xxxx and $xxxx respectively, therefore 36 average calculated by Analyst as most conservative.

300005651	Non-TRID	Loan Purpose	Construction to Permanent	Cash Out Refinance	Tape loan purpose Construction to Permanent; verified cash out refinance per final HUD1(pg ). Unable to determine tape purpose - per appraisal(pg ) property is existing in "as is" condition.
300005651	Non-TRID	Original Loan to Value	0.6353	0.6352	Tape LTV 63.53%; verified 63.52% LTV based on $505,000 loan amount and $795,000 value.
300005651	Non-TRID	Original Combined Loan to Value	0.6353	0.6352	Tape CLTV 63.53%; verified 63.52% CLTV based on $505,000 loan amount and $795,000 value.
300005651	Non-TRID	Total Debt To Income Ratio	41.00	41.77
Tape DTI 41%; 1008 DTI 41.61%;  Review DTI 41.77%. Difference appears to be due to Review calculated Borrowers income using straight SSI income from award letter(pb 107) and Lender grossed up amount, however, Review unable to determine calculation of grossed up amount used. <2% variance non-material.

300005662	Non-TRID	Original Loan to Value	0.6222	0.6221	Tape LTV 62.22%; Review LTV 62.21% based on $668,800 loan amount and $1,075,000 value.
300005662	Non-TRID	Original Combined Loan to Value	0.6222	0.6221	Tape CLTV 62.22%; Review CLTV 62.21% based on $668,800 loan amount and $1,075,000 value.
300005662	Non-TRID	Total Debt To Income Ratio	40.00	40.47	Tape DTI 40.00%; 1008 DTI 40.47%(pg 239); Review DIT 40.47%. Unable to determine source of tape DTI.
110851988	Non-TRID	Loan Purpose	Construction to Permanent	Cash Out Refinance	Reviewed value per 1008 (page 242)
110851988	Non-TRID	Total Debt To Income Ratio	35.00	35.05	Reviewed value is consistent with 1008 (page 242)
110851988	Non-TRID	Representative Credit Score	786.0	759.0	Reviewed value is Borrower's median credit score and tape value is Co Borrower's median credit score.
300005609	Non-TRID	Total Debt To Income Ratio	42.00	42.23	31.73% Review DTI, 42.03% Lender value(pg 519) per 1008. Source of 42% DTI is unknown
300005609	Non-TRID	Representative Credit Score	768.0	721.0	Mid credit score of 721 per credit report (pg 32) Source of 768 credit score is B2s credit score(pg32)
300005634	Non-TRID	Loan Purpose	Construction to Permanent	Cash Out Refinance
Tape Loan Purpose Construction to Permanent; verified loan purpose as cash out refinance per final HUD(pg 1141) and appraisal which reflects subject as existing and in "as is" condition(pg 941). Unable to determine source of tape data.

300005634	Non-TRID	Total Debt To Income Ratio	23.00	24.07	Tape DTI 23%; 1008 DTI 23.28%; Review DTI 24.39%. Difference due to calculation of business losses. <2% variance non-material.
300016822	Non-TRID	Property Type	Condo	Mid Rise Condo (4-8 floors)	Per the appraisal on pg 113.
300016822	Non-TRID	Total Debt To Income Ratio	11.37	14.55	Approval DTI 14.56%. Review DTI 14.55%. Source of tape value is not known.
300013617	Non-TRID	Total Debt To Income Ratio	21.97	22.43	DTI per 1008 pg 6 is 22.17. Variance is due to lender used 24 month 2106 average for COB instead of 12 month.
300013617	Non-TRID	Appraised Value	1050000.0	1085000.0	Value per appraisal pg 68
300013580	Non-TRID	Property Type	Single Family - Detached	PUD - Detached	Property type per the appraisal on pg 192. Tape value is incorrect.
300013580	Non-TRID	Original Loan to Value	0.4792	0.5778	LTV of 57.78% per file review. Source of tape value is unknown.
300013580	Non-TRID	Original Combined Loan to Value	0.4792	0.5778	CLTV of 57.78% per file review. Source of tape value is unknown.
300013580	Non-TRID	Total Debt To Income Ratio	18.42	23.58
Approval DTI of 32.75%. Review DTI of 23.58%. Per lender 1008 and 1003 it appears that lender double counted P&I payment on REO property and did not exclude P&I payment on 2nd lien being paid off.  Non material issue. LP DTI of 28%. Source of tape value is not known.

300013580	Non-TRID	Representative Credit Score	765.0	781.0	Verified entry per updated credit report dated 05/28/15 provided via Stip. Tape reflects mid score per credit report dated 04/10/15.
300013580	Non-TRID	Appraised Value	1085000.0	900000.0	Appraised value per the appraisal on pg 192. Source of tape value is unknown.
300021813	Non-TRID	Original Note Balance	720000.0	722350.0	Note amount per Note (pg 9).
300021813	Non-TRID	Original Loan to Value	0.8000	0.7809	78.09% LTV per file review.
300021813	Non-TRID	Original Combined Loan to Value	0.8000	0.7809	78.09% CLTV per file review.
300021813	Non-TRID	Total Debt To Income Ratio	15.96	21.77	Approval DTI of 21.78% per 1008 (pg 6). Review DTI of 21.77%. No material variance.
300021813	Non-TRID	Appraised Value	900000.0	925000.0	Value of $925,000 per appraisal (pg 72).
300023251	Non-TRID	Total Debt To Income Ratio	12.12	12.25	Approval DTI of 12.24% per 1008 (pg 6). Review DTI of 12.25%. no material variance.
300040230	Non-TRID	Original Loan to Value	0.6605	0.6789	67.89% LTV based on appraisal of $900,000. Source of tape value is unknown.
300040230	Non-TRID	Original Combined Loan to Value	0.6605	0.6789	67.89% CLTV based on appraisal of $900,000. Source of tape value is unknown.
300040230	Non-TRID	Total Debt To Income Ratio	32.59	32.25	Approval DTI of 32.59% per 1008 (pg 6). Review DTI of 32.25%. no material variance.
300040230	Non-TRID	Appraised Value	925000.0	900000.0	Value of $900,000 per appraisal (pg 92). Value of $925,000 is stated as Sales Comparison approach on appraisal.
300034778	Non-TRID	Total Debt To Income Ratio	16.300000	15.369999	Approval DTI: 15.37% per 1008 (pg 6) Review DTI: 15.37%. No variance. Tape is null.
300034778	Non-TRID	Appraised Value	615000.0	625000.0	Verified per appraisal report (pg 86). Tape is null.
300040229	Non-TRID	Original Note Balance	750000.0	700000.0	Note amount per Note (pg 12).
300040229	Non-TRID	Original Loan to Value	0.5172	0.4828	48.276% LTV per file review.
300040229	Non-TRID	Original Combined Loan to Value	0.5172	0.4828	48.276% CLTV per file review.
300040229	Non-TRID	Total Debt To Income Ratio	12.0300000	10.9800005	Approval DTI: 10.98% per 1008 (pg 8). Review DTI: 10.98%. no variance.
300040229	Non-TRID	Appraised Value	1500000.0	1450000.0	Value per appraisal (pg 92).
300123861	TRID	Original Loan to Value	0.7507	0.7588	LTV per file review
300123861	TRID	Original Combined Loan to Value	0.7507	0.7588	CLTV per file review
300123861	TRID	Total Debt To Income Ratio	39.79	39.41	Approval DTI: 39.41`%. Review DTI 39.41% Tape: Unknown
300123861	TRID	Appraised Value	894429.0	885000.0	Appraised value per appraisal on pg 80. Tape value: Unknown
300146515	TRID	Original Note Balance	800000.0	808000.0	Note balance per the note on pg 5.
300146515	TRID	Original Loan to Value	0.8000	0.7883	LTV per file review.
300146515	TRID	Original Combined Loan to Value	0.8000	0.7883	CLTV per file review.
300146515	TRID	Total Debt To Income Ratio	18.85	19.44	Approval DTI: 19.94%. Review DTI:19.44% Slight difference due to 2106 expenses deducted from borrowers income instead of co borrowers income. No issue since difference is less than 1%.
300146515	TRID	Appraised Value	1000000.0	1025000.0	Appraised value per appraisal pg 119.
300144907	TRID	Property Type	Single Family - Detached	PUD - Detached	Per appraisal subject is PUD with $0 in HOA dues. Mortgage (pg 54) reflects a PUD Rider. Tape value is SFD. Based on file review subject is PUD Detached. Source of tape value is unknown.
300144907	TRID	Original Loan to Value	0.7244	0.7969	Review LTV of 79.692% based on appraisal value of $650,000. Review LTV matches approval LTV of 79.692% per 1008 (pg 126). Source of tape value is unknown.
300144907	TRID	Original Combined Loan to Value	0.7244	0.7969	Review CLTV of 79.692% based on appraisal value of $650,000. Review CLTV matches approval CLTV of 79.692% per 1008 (pg 126). Source of tape value is unknown.
300144907	TRID	Total Debt To Income Ratio	37.30	28.04	Review DTI of 28.04% is confirmed with lender approval DTI. Source of tape value is unknown.
300144907	TRID	Appraised Value	715000.0	650000.0	Appraised value of $650,000 per appraisal pg 7. Source of tape value is unknown.
300133055	TRID	Original Note Balance	620000.0	598500.0	Note Balance confirmed per Note (pg 6). Source of tape value is unknown.
300133055	TRID	Original Interest Rate	4.000	3.875	Interest Rate confirmed per Note (pg 6). Source of tape value is unknown.
300133055	TRID	Original Loan to Value	0.7607	0.7000	LTV of 70% based on appraisal in file of $855,000. Tape LTV of 76.07% is based on value of $815,000 which is not sourced in the file provided.
300133055	TRID	Original Combined Loan to Value	0.7607	0.7000	CLTV of 70% based on appraisal in file of $855,000. Tape CLTV of 76.07% is based on value of $815,000 which is not sourced in the file provided.
300133055	TRID	Total Debt To Income Ratio	43.00	42.84	Approval DTI of 40.91% per 1008 (pg 3). Review DTI of 42.84%. Variance due to lender not including 2106 expenses. DTI remains under 43% maximum. Non material variance.
300133055	TRID	Appraised Value	815000.0	855000.0	Value of $855,000 per appraisal (pg 66). Source of tape value was not provided in file.
300159097	TRID	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 139).
300159097	TRID	Original Interest Rate	3.650	3.875	Interest rate confirmed per Note (pg 1).
300159097	TRID	Total Debt To Income Ratio	39.75	41.93	Approval DTI of 41.96% per 1008 (pg 7). Review DTI of 41.93%. non material variance. Source of tape value was not known.
300177945	TRID	Original Loan to Value	0.7221	0.7222	LTV/CLTV is the same-rounding.
300177945	TRID	Original Combined Loan to Value	0.7221	0.7222	LTV/CLTV is the same-rounding.
300177945	TRID	Total Debt To Income Ratio	40.60	41.66	41.69 % DTI per 1008 pg 496. Variance is non-material.
300177945	TRID	Appraised Value	719900.0	720000.0	Tape value is purchase price, entered value is appraised value.
300173391	TRID	Original Note Balance	625000.0	618750.0	Balance per Note pg 384.
300173391	TRID	Original Interest Rate	2.9	3.0	Rate per Note pg 384.
300173391	TRID	Original Loan to Value	0.6250	0.7500	75/75% LTV/CLTV per appraised value (pg 17) and lender 1008 pg 470.
300173391	TRID	Original Combined Loan to Value	0.6250	0.7500	75/75% LTV/CLTV per appraised value (pg 17) and lender 1008 pg 470.
300173391	TRID	Total Debt To Income Ratio	18.61	25.55
23.92% DTI per 1008 pg 470.  Variance is due to lender did not include alimony payment (pg 521), used lower child support payment than documentation pg 501 reflects,  as well as miscalculated primary borrowers income as bi-weekly instead of semi-monthly.

300173391	TRID	Appraised Value	1000000.0	825000.0	Value per Appraisal pg 17.
300159344	TRID	Original Loan to Value	0.4781	0.4271	Entered Value is based on the loan amt $619,250 and appraised value $1,450,000
300159344	TRID	Original Combined Loan to Value	0.4781	0.5650	Entered Value is based on the loan amt $619,250 + HELOC $200,000 and appraised value $1,450,000
300159344	TRID	Total Debt To Income Ratio	25.53	42.42	Approved DTI 42.42% (pg 589) / Review DTI 42.42% (Program Max 43%), no variance.
300159344	TRID	Appraised Value	1295000.0	1450000.0	Entered Value is based on the Appraisal Report (pg 28)
300170628	TRID	Original Note Balance	696000.0	680000.0	Note amount confirmed per Note (pg 320).
300170628	TRID	Total Debt To Income Ratio	17.51	26.81	Approval DTI of 27.06% per 1008 (pg 391). Review DTI of 26.81%. non material variance.
300170628	TRID	Appraised Value	870000.0	850000.0	Value of $850,000 per appraisal (pg 7).
300179665	TRID	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisal pg 16.
300179665	TRID	Original Loan to Value	0.4789	0.5200	Lender LTV/CLTV is 52/74.857 per 1008 pg 428. Tape value is based on original estimated value of $900,000.
300179665	TRID	Original Combined Loan to Value	0.6894	0.7486	Lender LTV/CLTV is 52/74.857 per 1008 pg 428. Tape value is based on original estimated value of $900,000.
300179665	TRID	Total Debt To Income Ratio	36.52	34.66	34.65% lender DTI per 1008 pg 428. Variance is non-material.
300179665	TRID	Appraised Value	950000.0	875000.0	Value per appraisal pg 16 and 1008 pg 428.